Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 25, 2011
Registrant Name	dei_EntityRegistrantName	SunAmerica Specialty Series
Central Index Key	dei_EntityCentralIndexKey	0001274768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2011
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGGAX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGGCX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFWX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGAAX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGICX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGIWX